COMPARATIVE FIGURES	12 Months Ended
Feb. 29, 2016
COMPARATIVE FIGURES
COMPARATIVE FIGURES	21. COMPARATIVE FIGURES Certain comparative figures have been reclassified to conform to the presentation adopted in the current fiscal year.